Deposits - Components of Deposits (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Components of Deposits [Line Items]
Noninterest-bearing demand deposits	€ 221,079	€ 226,339
Interest-bearing deposits [Abstract]
Demand deposits	121,251	133,280
Time deposits	129,331	133,952
Savings deposits	86,826	88,303
Total interest-bearing deposits	337,407	355,534
Total deposits	€ 558,486	€ 581,873